Remaining performance obligations (Details) $ in Millions	Dec. 31, 2022 CAD ($)
Disclosure of performance obligations [line items]
Remaining performance obligations	$ 6,456
2023
Disclosure of performance obligations [line items]
Remaining performance obligations	2,825
2024
Disclosure of performance obligations [line items]
Remaining performance obligations	1,737
2025
Disclosure of performance obligations [line items]
Remaining performance obligations	779
2026
Disclosure of performance obligations [line items]
Remaining performance obligations	462
2027
Disclosure of performance obligations [line items]
Remaining performance obligations	181
THEREAFTER
Disclosure of performance obligations [line items]
Remaining performance obligations	472
Wireline
Disclosure of performance obligations [line items]
Remaining performance obligations	4,286
Wireline | 2023
Disclosure of performance obligations [line items]
Remaining performance obligations	1,343
Wireline | 2024
Disclosure of performance obligations [line items]
Remaining performance obligations	1,090
Wireline | 2025
Disclosure of performance obligations [line items]
Remaining performance obligations	739
Wireline | 2026
Disclosure of performance obligations [line items]
Remaining performance obligations	461
Wireline | 2027
Disclosure of performance obligations [line items]
Remaining performance obligations	181
Wireline | THEREAFTER
Disclosure of performance obligations [line items]
Remaining performance obligations	472
Wireless
Disclosure of performance obligations [line items]
Remaining performance obligations	2,170
Wireless | 2023
Disclosure of performance obligations [line items]
Remaining performance obligations	1,482
Wireless | 2024
Disclosure of performance obligations [line items]
Remaining performance obligations	647
Wireless | 2025
Disclosure of performance obligations [line items]
Remaining performance obligations	40
Wireless | 2026
Disclosure of performance obligations [line items]
Remaining performance obligations	1
Wireless | 2027
Disclosure of performance obligations [line items]
Remaining performance obligations	0
Wireless | THEREAFTER
Disclosure of performance obligations [line items]
Remaining performance obligations	$ 0